Premises and Equipment (Tables)	12 Months Ended
Mar. 31, 2015
Property Plant And Equipment [Abstract]
Summary of Premises and Equipment

	March 31,
	2015	2014
	(In Thousands)
Land and land improvements	$3,561	$3,561
Buildings and improvements	7,050	7,043
Furnishings and equipment	3,170	3,023
Leasehold improvements	589	599
	14,370	14,226
Accumulated depreciation and amortization	(7,262)	(6,829)
	$7,108	$7,397

Schedule of Minimum Obligation under All Non-Cancellable Lease Agreements

At March 31, 2015, the minimum obligation under all non-cancellable lease agreements, which expire through September 30, 2025, for each of the years ended March 31 is as follows:

Amount
(In Thousands)
2016	$518
2017	551
2018	451
2019	293
2020	213
2021-2026	483
$2,509